RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Restructuring Costs Incurred and Future Cost Expected to be Incurred
	Year ended December 31,				Incurred from inception to
	2016		2015	2014	December 31, 2016
	(In thousands)
Americas Restructuring	$(1,350)	(1)	$2,308	$9,170	$44,194

Corporate Restructuring	-		-	4,940	6,601

MPI
Severance and other personnel-related costs	2,590		15,217	-	17,807
Asset impairment and disposal	-		7,471	-	7,471
Legal and other advisor fees	222		7,414	4,003	11,639
Other	2,436		7,609	-	10,045
Total MPI	5,248		37,711	4,003	46,962

AOR
Severance and other personnel-related costs	5,012		-	-	5,012
Legal and other advisor fees	1,968		800	-	2,768
Other	385		-	-	385
Total AOR	7,365		800	-	8,165

Total	$11,263		$40,819	$18,113	$105,922

(1)

This amount includes reversal of environmental liability established in connection with discontinued utilization of our Morgan City fabrication facility. For further discussion see, Note 18, Commitments and Contingencies.